Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships
Name of related parties	Relationship with the Company
Concorde Global I Pte Ltd	Controlled by Mr. Chua Swee Kheng and Lim Ping Ping
iMatrix Global Pte Ltd	Mr. Chua Swee Kheng has significant influence over the company
Total Protection Solutions Pte Ltd	Lim Ping Ping is a shareholder of Total Protection Solutions Pte Ltd until November 2023
Ping Ping, Lim	Non-controlling shareholder and spouse of Mr. Chua Swee Kheng
Swee Kheng Chua	Controlling shareholder and Chief Executive Officer
Jia Wei Chua	Son of Mr. Chua Swee Kheng, keyman to Concorde Security Pte. Ltd.
Concorde International Group Pte Ltd	Subsidiary of Concorde International Group Ltd
Concorde i-FAST USA Inc.	Subsidiary of Concorde International Group Ltd
Concorde Security Pte Ltd	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Sdn Bhd	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Limited	Subsidiary of Concorde International Group Pte Ltd
Concorde Asia Pte Ltd	Subsidiary of Concorde International Group Pte Ltd
Berjaya Academy Pte Ltd	Subsidiary of Concorde International Group Pte Ltd

Schedule of Related Parties
		December 31, 2024	December 31, 2023
		USD	USD
Total Protection Solutions Pte Ltd	(a)	553,184	753,976
Advance from supplier – Total Protection Solutions Pte Ltd (refer note 8)		323,514	-
Concorde Global I Pte Ltd		-	15,168
Swee Kheng Chua	(b)	4,616	75,838
		881,314	844,982
Included in Trade Receivables:
Concorde Global I Pte Ltd	(c)	10,448	10,779
iMatrix Global Pte Ltd	(c)	6,105	6,297
Total Protection Solutions		4,610	4,757
		21,663	21,833

(a)	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. In the financial year ended December 31, 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%.On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 year period commencing March 2024.

(b)	The loan is unsecured, interest free and repayable on demand on the basis that the Group owed to Swee Kheng Chua.

(c)	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% ECL has been provided due to uncertainty about the recoverability
		December 31, 2024	December 31, 2023
		USD	USD
Swee Kheng Chua	(a)	221,556	405,632
Included in Trade Payable	(b)
Total Protection Pte Ltd		-	517,383

(a)	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Company. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Company, and Ping Ping Lim’s due amount to the Company was reassigned to him. The resulting owed amount to the Company was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured.

(b)

Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Company received credit notes from Total Protection Solution Pte Ltd amounting to SGD1,244,122 during the year ended December 31, 2024.

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Subcontracting costs
Total Protection Solution Pte Ltd	2,667,045	2,504,458	1,668,048
iMatrix Global Pte Ltd	-	16,403	150,305
	2,667,045	2,520,861	1,818,353

Expenses paid on behalf – Chua Swee Kheng	4,695	-	-
Interest income – Total Protection Solution Pte Ltd	33,285	29,853	-
Loan repayment (given), net - Total Protection Solution Pte Ltd	185,407	71,449	(912,089)

Schedule of Key Management Personnel Compensation

Key management personnel compensation for the year ended is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Swee Kheng Chua	260,306	70,725	212,047
Sharifah Noriati Binte Said Omar*	62,810	21,983	34,632
Ping Ping Lim**	225,435	88,193	157,119
Terence Wing Khai Yap	264,454	86,098	—
Sze Yin Ong	81,921	52,191	—
Jia Wei Chua***	83,746	-	-
Total compensation	978,672	319,190	403,798

*	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

**	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

***	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Conconrde Security Pte Ltd.